Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments
Derivative Instruments - Schedule of Derivative instruments (Assets/ Liabilities) at fair value (Table)

a)	Derivative Asset:

As of December 31, 2023:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Partnership receives in EURO	Fixed Rate the Partnership pays in United States Dollars	Fair Value December 31, 2023, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	6,636
				Total Fair Value		$6,636

b)	Derivative Liabilities:

As of December 31, 2023:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Partnership receives in EURO	Fixed Rate the Partnership pays in United States Dollars	Fair Value December 31, 2023, in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	$5,758
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	1,422
				Total Fair Value		$7,180

As of December 31, 2022:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Partnership receives in EURO	Fixed Rate the Partnership pays in United States Dollars	Fair Value December 31, 2022, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	816
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	$10,068
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	2,641
				Total Fair Value		$13,525

Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivative Designated as Accounting Hedge (Table)

-        Derivative designated as accounting hedge

	For the years ended December 31,
Amount of gain / (loss) recognized in other comprehensive income	2023	2022	2021
Cross-currency swap agreement related to 2022 Bonds	$5,286	$(1,757)	$–
Reclassification to other income / (expense), net	(2,106)	(3,009)	–
Total gain/ (loss) recognized in accumulated other comprehensive income	$3,180	$(4,766)	$–

Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivatives not Designated as Accounting Hedge

-        Derivatives not designated as accounting hedges:

	For the years ended December 31,
Amount of gain /(loss) recognized in other income / (expense), net	2023	2022	2021
Change in fair value of derivatives related to 2021 Bonds	$5,529	$(9,542)	$(3,167)
Realized interest expense of derivatives related to 2021 Bonds	(2,111)	(2,258)	(374)
Total gain/ (loss) recognized in other income / (expense), net	$3,418	$(11,800)	$(3,541)